Condensed Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenues
Oil sales, net of royalties	$ 270,053	$ 136,599	$ 584,550	$ 454,022
Gain (loss) on risk management contracts	(54,747)	(9,805)	(126,110)	31,105
Gross profit	215,306	126,794	458,440	485,127
Expenses
Diluent expense	104,809	49,011	234,677	179,295
Transportation and marketing	16,437	11,459	40,417	38,059
Operating expenses	42,691	31,936	99,592	101,688
General and administrative	12,710	4,676	23,359	19,106
Stock-based compensation	137	1,186	285	2,836
Financing and interest	13,961	14,001	17,383	39,405
Depletion and depreciation	46,869	19,912	87,176	61,497
Exploration expenses	509	366	2,822	1,709
Other income	(456)	(1,069)	(1,956)	(2,442)
Gain on sale of assets	(4,247)		(4,247)
Loss (gain) on revaluation of warrants	6,280	(1,123)	8,452	(14,971)
Foreign exchange loss (gain)	(409)	5,290	(741)	(8,946)
Total expenses	239,291	135,645	507,219	417,236
Net income (loss) before taxes	(23,985)	(8,851)	(48,779)	67,891
Income tax expense (recovery)	(3,033)	(100)	(8,287)	11,749
Net income (loss) and comprehensive income (loss)	$ (20,952)	$ (8,751)	$ (40,492)	$ 56,142
Net income (loss) per share
Basic (in Dollars per share)	$ (0.15)	$ (0.12)	$ (0.3)	$ 0.8
Diluted (in Dollars per share)	$ (0.15)	$ (0.12)	$ (0.3)	$ 0.8
Oil sales
Revenues
Oil sales, net of royalties	$ 305,254	$ 141,137	$ 631,975	$ 469,316
Royalties
Revenues
Oil sales, net of royalties	$ (35,201)	$ (4,538)	$ (47,425)	$ (15,294)